Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	American Funds® Portfolio Series
Entity Central Index Key	0001537151
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 01, 2023
Document Effective Date	Oct. 01, 2023
Prospectus Date	Jan. 01, 2023
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus:
Trading Symbol	TAIAX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus:
Trading Symbol	TAICX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus:
Trading Symbol	TAIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus:
Trading Symbol	TXIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus:
Trading Symbol	TYIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class T
Prospectus:
Trading Symbol	TATAX
American Funds Preservation Portfolio | Class F-2
Prospectus:
Trading Symbol	PPEFX
American Funds Preservation Portfolio | Class 529-A
Prospectus:
Trading Symbol	CPPAX
American Funds Preservation Portfolio | Class 529-C
Prospectus:
Trading Symbol	CPPCX
American Funds Preservation Portfolio | Class 529-E
Prospectus:
Trading Symbol	CPPEX
American Funds Preservation Portfolio | Class 529-F-1
Prospectus:
Trading Symbol	CPPFX
American Funds Preservation Portfolio | Class R-1
Prospectus:
Trading Symbol	RPPVX
American Funds Preservation Portfolio | Class R-2
Prospectus:
Trading Symbol	RPPBX
American Funds Preservation Portfolio | Class R-3
Prospectus:
Trading Symbol	RPPCX
American Funds Preservation Portfolio | Class R-4
Prospectus:
Trading Symbol	RPPEX
American Funds Preservation Portfolio | Class R-5
Prospectus:
Trading Symbol	RPPFX
American Funds Preservation Portfolio | Class R-6
Prospectus:
Trading Symbol	RPPGX
American Funds Preservation Portfolio | Class A
Prospectus:
Trading Symbol	PPVAX
American Funds Preservation Portfolio | Class C
Prospectus:
Trading Symbol	PPVCX
American Funds Preservation Portfolio | Class F-1
Prospectus:
Trading Symbol	PPVFX
American Funds Preservation Portfolio | Class R-2E
Prospectus:
Trading Symbol	RPBEX
American Funds Preservation Portfolio | Class R-5E
Prospectus:
Trading Symbol	RGMFX
American Funds Preservation Portfolio | Class F-3
Prospectus:
Trading Symbol	PPFFX
American Funds Preservation Portfolio | Class 529-T
Prospectus:
Trading Symbol	TPAPX
American Funds Preservation Portfolio | Class T
Prospectus:
Trading Symbol	TPPPX
American Funds Preservation Portfolio | Class ABLE-A
Prospectus:
Trading Symbol	CPPGX
American Funds Preservation Portfolio | Class 529-F-2
Prospectus:
Trading Symbol	FPPPX
American Funds Preservation Portfolio | Class 529-F-3
Prospectus:
Trading Symbol	FFPPX
American Funds Preservation Portfolio | Class ABLE-F-2
Prospectus:
Trading Symbol	CPQGX
American Funds Tax-Exempt Preservation Portfolio | Class A
Prospectus:
Trading Symbol	TEPAX
American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio | Class F-1
Prospectus:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus:
Trading Symbol	TXEFX
American Funds Tax-Exempt Preservation Portfolio | Class F-3
Prospectus:
Trading Symbol	TYEFX
American Funds Tax-Exempt Preservation Portfolio | Class T
Prospectus:
Trading Symbol	TTEPX